Deferred income tax assets and liabilities and income tax expense - Schedule of breakdown of income tax liability (Detail) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Current
Income tax, net of withholdings and advances	$ 44,625	$ 0
Total current	$ 44,625	$ 0